DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Segment financial information of Consolidated Income Statement (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment financial information
Revenues	$ 237,024	$ 258,518	$ 102,531
Operating costs without depreciation, amortization and impairment of fixed assets	(159,940)	(171,803)	(65,436)
Adjusted EBITDA	77,084	86,715	37,095
Depreciation, amortization and impairment of fixed assets	(61,289)	(54,014)	(15,082)
Operating income	15,795	32,701	22,013
Earnings from associates	(187)	363	543
Debt financial expenses	(16,657)	(52,262)	(334)
Other financial results, net	11,331	23,348	1,431
Income before income tax (expense) benefit	10,282	4,150	23,653
Income tax (expense) benefit	(14,170)	4,366	(8,486)
Net (loss) income for the year	(3,888)	8,516	15,167
Attributable to:
Controlling Company	(4,396)	8,145	14,969
Non-controlling interest	508	371	198
Eliminations
Segment financial information
Revenues	(1,224)	(1,083)	(12)
Operating costs without depreciation, amortization and impairment of fixed assets	1,224	1,083	12
Services rendered in Argentina
Segment financial information
Revenues	182,233	129,836	39,870
Operating costs without depreciation, amortization and impairment of fixed assets	(121,682)	(85,942)	(25,082)
Adjusted EBITDA	60,551	43,894	14,788
Depreciation, amortization and impairment of fixed assets	(26,024)	(20,416)	(3,880)
Operating income	34,527	23,478	10,908
Services rendered in Argentina | Restated for inflation
Segment financial information
Revenues	222,260	244,603	100,711
Operating costs without depreciation, amortization and impairment of fixed assets	(150,075)	(162,599)	(64,235)
Adjusted EBITDA	72,185	82,004	36,476
Depreciation, amortization and impairment of fixed assets	(57,568)	(50,603)	(14,901)
Operating income	14,617	31,401	21,575
Services rendered in Argentina | Inflation restatement
Segment financial information
Revenues	40,027	114,767	60,841
Operating costs without depreciation, amortization and impairment of fixed assets	(28,393)	(76,657)	(39,153)
Adjusted EBITDA	11,634	38,110	21,688
Depreciation, amortization and impairment of fixed assets	(31,544)	(30,187)	(11,021)
Operating income	(19,910)	7,923	10,667
Other abroad segments
Segment financial information
Revenues	12,931	7,894	1,074
Operating costs without depreciation, amortization and impairment of fixed assets	(8,946)	(5,414)	(711)
Adjusted EBITDA	3,985	2,480	363
Depreciation, amortization and impairment of fixed assets	(2,869)	(1,753)	(106)
Operating income	1,116	727	257
Other abroad segments | Restated for inflation
Segment financial information
Revenues	15,988	14,998	1,832
Operating costs without depreciation, amortization and impairment of fixed assets	(11,089)	(10,287)	(1,213)
Adjusted EBITDA	4,899	4,711	619
Depreciation, amortization and impairment of fixed assets	(3,721)	(3,411)	(181)
Operating income	1,178	1,300	438
Other abroad segments | Inflation restatement
Segment financial information
Revenues	3,057	7,104	758
Operating costs without depreciation, amortization and impairment of fixed assets	(2,143)	(4,873)	(502)
Adjusted EBITDA	914	2,231	256
Depreciation, amortization and impairment of fixed assets	(852)	(1,658)	(75)
Operating income	$ 62	$ 573	$ 181